Risk management and financial instruments - Derivatives with Variable Interest Entities (Details) (VIE, primary beneficiary, Interest Rate Swap, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Swap 32
Derivative [Line Items]
Outstanding principal	$ 4.0
Receive rate	1 month LIBOR
Derivative, fixed interest rate	2.014%
Swap 33
Derivative [Line Items]
Outstanding principal	4.0
Receive rate	2 month LIBOR
Derivative, fixed interest rate	2.014%
Swap 34
Derivative [Line Items]
Outstanding principal	$ 237.5
Receive rate	3 month LIBOR
Derivative, fixed interest rate	1.7725%